UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-08703

BNY Mellon High Yield Strategies Fund
(Exact name of Registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, New York 10286
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq.
240 Greenwich Street
New York, New York 10286
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6400
Date of fiscal year end:	03/31
Date of reporting period:	09/30/2020

FORM N-CSR

Item 1.  Reports to Stockholders.

BNY Mellon High Yield Strategies Fund

SEMIANNUAL REPORT September 30, 2020

BNY Mellon High Yield Strategies Fund

Protecting Your Privacy
Our Pledge to You

THE FUND IS COMMITTED TO YOUR PRIVACY. On this page, you will find the fund’s policies and practices for collecting, disclosing, and safeguarding “nonpublic personal information,” which may include financial or other customer information. These policies apply to individuals who purchase fund shares for personal, family, or household purposes, or have done so in the past. This notification replaces all previous statements of the fund’s consumer privacy policy, and may be amended at any time. We’ll keep you informed of changes as required by law.

YOUR ACCOUNT IS PROVIDED IN A SECURE ENVIRONMENT. The fund maintains physical, electronic and procedural safeguards that comply with federal regulations to guard nonpublic personal information. The fund’s agents and service providers have limited access to customer information based on their role in servicing your account.

THE FUND COLLECTS INFORMATION IN ORDER TO SERVICE AND ADMINISTER YOUR ACCOUNT. The fund collects a variety of nonpublic personal information, which may include:

• Information we receive from you, such as your name, address, and social security number.

• Information about your transactions with us, such as the purchase or sale of fund shares.

• Information we receive from agents and service providers, such as proxy voting information.

THE FUND DOES NOT SHARE NONPUBLIC PERSONAL INFORMATION WITH ANYONE, EXCEPT AS PERMITTED BY LAW.

Thank you for this opportunity to serve you.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

BNY Mellon High Yield Strategies Fund	The Fund

A LETTER FROM THE PRESIDENT OF BNY MELLON INVESTMENT ADVISER, INC.

Dear Shareholder:

We are pleased to present this semiannual report for BNY Mellon High Yield Strategies Fund, covering the six-month period from April 1, 2020 through September 30, 2020. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Emergency reductions in the federal funds rate in March 2020, combined with a rapid response by Congress, helped equity markets begin to recover early in the reporting period. Progress in containing the COVID-19 virus, as well as the easing of lockdowns in various states, also supported stocks, which generally posted strong returns. Other central banks and governments also enacted emergency stimulus measures to support their economies, and global equity valuations began to rebound, trending upward for the next few months. But uncertainties about the length of economic shutdowns, the U.S. presidential election, the timing of additional fiscal stimulus and the possibility of a second viral wave contributed to market volatility late in the period.

Actions by the U.S. Federal Reserve (the “Fed”) and by Congress were also critical in restoring calm to fixed-income markets. When COVID-19 first emerged, a flight to quality ensued, causing Treasury rates to plummet and credit spreads to widen; policy measures by the Fed, including relaunching certain asset purchase programs developed during the 2008-09 global financial crisis, helped markets begin to recover. Combined with a resurgence of economic activity and the Fed’s commitment to a “lower-for-longer” rate policy, these steps enabled some market segments to post year-to-date gains.

We believe that while the near-term outlook for the U.S. has improved, challenges remain. Much will depend on the progress in containing the COVID-19 virus and on the ongoing policy responses of the Fed and the government, which we are confident will support continued economic growth. As always, we will monitor relevant data for signs of change. We encourage you to discuss the risks and opportunities in today’s investment environment with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Renee LaRoche-Morris

President

BNY Mellon Investment Adviser, Inc.

October 15, 2020

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from April 1, 2020 through September 30, 2020, as provided by Chris Barris, Kevin Cronk, and Leland Hart, Portfolio Managers

Market and Fund Performance Overview

For the six-month period ended September 30, 2020, BNY Mellon High Yield Strategies Fund produced a total return of 25.32% on a net-asset-value basis and a return of 25.41% on a market basis. Over the same time period, the fund provided aggregate income dividends of $0.129 per share.2 In comparison, the ICE BofA Merrill Lynch U.S. High Yield Master II Constrained Index (the “Index”), the fund’s benchmark, posted a total return of 14.69% for the same period.1

High-yield corporate bonds produced positive returns over the reporting period, supported by central bank asset purchases and a low interest rate environment. The fund outperformed the Index, due in part to positioning within the energy, packaging and health care sectors.

The Fund’s Investment Approach

The fund primarily seeks high current income. The fund also seeks capital growth as a secondary objective, to the extent consistent with its objective of seeking high current income. The fund invests primarily in fixed-income securities of below-investment-grade credit quality. Issuers of below-investment-grade securities may include companies in early stages of development and companies with a highly leveraged financial structure. To compensate investors for taking on greater risk, such companies typically must offer higher yields than those offered by more established or conservatively financed companies. The fund may invest up to 10% of its total assets in floating-rate loans.

Central Bank Policy and COVID-19 Drive Markets

Fixed-income instruments generally posted positive returns over the six months. The period brought a recovery in many risk asset prices, which were subject to severe drawdown prior to the start of the period as COVID-19 spread throughout the globe, leading to widespread economic shutdowns. Concerns about corporate earnings, consumer spending and the general economic health around the globe led to dramatic spread widening and a large depression in asset prices. In April 2020, there was a partial recovery in riskier bonds. The U.S. Federal Reserve (the “Fed”) pledged to help bolster asset prices by creating liquidity in the market and purchasing many types of corporate and asset-backed securities. Spreads began to tighten again, as stimulus efforts, asset purchases and business reopenings began to support economies and security valuations. However, Treasury yields remained very low through the end of the six months. In September 2020, increasing numbers of COVID-19 cases and concerns over the health of company earnings led to a pullback in the corporate debt markets.

Despite the general recovery seen over the period, large swaths of the economy remained constrained by COVID-19, such as leisure, travel and entertainment, keeping downward pressure on securities issued by companies in these industries. In addition, the recovery was not uniform across all asset types. Some structured credit securities, such as collateralized loan obligations (CLOs), began their price recovery in May 2020, which was later than corporate debt, leading to a lag in their recovery.

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

Sector Allocation and Security Selection Benefit Results

Over the reporting period, the fund’s results were helped by sector allocation and security selection decisions. Allocation decisions within the energy, packaging and health care sectors were some of the largest drivers of relative outperformance. In addition, overweight positioning to telecommunications and cable companies also bolstered returns. The portfolio’s holdings in CLOs were also beneficial, as prices rebounded the last several months of the period. From an individual issuer perspective, bonds issued by MultiPlan benefited results. MultiPlan provides a health care cost comparison platform to insurance companies and agreed to be acquired during the period. In addition, the fund purchased several fallen angels during the six months, which produced positive results. A fallen angel is a credit that drops from an investment-grade to high- yield rating. Credits issued by Occidental Petroleum, Apache and Ford Motor Company all contributed positively to returns.

Conversely, portfolio returns were constrained by a cash position, which created a drag on performance during a time when many prices rallied. The fund also held an overweight to credits issued by broadcasting companies, as well as an underweight to securities issued by gaming companies. These allocation decisions were not beneficial during the six months. From an individual issuer perspective, securities issued by energy company Shelf Drilling and real estate company Brookfield Properties provided a headwind to results.

Positioned for a Changing Landscape

We believe the current environment yields a number of open questions about the best way to move forward. There seem to be several ongoing issues that have the potential to affect market activity, and we are watching them closely. First, there are the upcoming elections. Next, there is the choppy progress of economic reopenings. Lastly, the future possibility of a COVID-19 vaccine and its effects on people’s lives, the economy and the markets. With so many potentially large inflection points ahead, we think it is best to remain focused on what we can control.

We remain focused on credits issued by companies we think can continue to generate attractive cash flow while maintaining reasonable debt levels. We continue to favor the packaging industry and have been increasing exposure to health care companies on the expectation that future political election outcomes may reinforce positive valuations of these securities. We also view the financials sector positively at this time. The fund remains focused on providing a competitive level of current income and has been weighted towards B rated and select CCC rated debt. To the extent that we can continue to find attractive opportunities within BB rated CLOs, bank loans and European high-yield credit, we may continue to invest in those areas of the market as well. On the other side of the coin, we pandemic still has several innings yet to play. Examples of these sectors include retail, transportation and gaming.

October 15, 2020

1 Total return includes reinvestment of dividends and any capital gains paid, based upon net asset value per share or market price per share, as applicable. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.

2 Source: FactSet — The ICE BofA Merrill Lynch U.S. High Yield Master II Constrained Index contains all securities in the ICE BofA Merrill Lynch U.S. High Yield Index but caps issuer exposure at 2%. Index constituents are capitalization-weighted, based on their current amount outstanding, provided the total allocation to an individual issuer does not exceed 2%. Issuers that exceed the limit are reduced to 2%, and the face value of each of their bonds is adjusted on a pro-rata basis. Similarly, the face values of bonds of all other issuers that fall below the 2% cap are increased on a pro-rata basis. In the event there are fewer than 50 issuers in the Index, each is equally weighted, and the face values of their respective bonds are increased or decreased on a pro-rata basis. Investors cannot invest directly in any index.

Please note: the position in any security highlighted with italicized typeface was sold during the reporting period.

Bonds are subject generally to interest-rate, credit, liquidity and market risks, to varying degrees. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines. High-yield bonds are subject to increased credit risk and are considered speculative in terms of the issuer’s perceived ability to continue making interest payments on a timely basis and to repay principal upon maturity. The use of leverage may magnify the fund’s gains or losses. For derivatives with a leveraging component, adverse changes in the value or level of the underlying asset can result in a loss that is much greater than the original investment in the derivative.

Recent market risks include pandemic risks related to COVID-19. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

The fund may, but is not required to, use derivative instruments. A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.

Collateralized Loan Obligations (“CLOs”) and other types of Collateralized debt obligations (“CDOs”) are typically privately offered and sold, and thus are not registered under the securities laws. As a result, investments in CLOs and other types of CDOs may be characterized by the fund as illiquid securities. In addition to the general risks associated with credit instruments, CLOs and other types of CDOs carry additional risks, including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that the CLO or CDO is subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

STATEMENT OF INVESTMENTS

September 30, 2020 (Unaudited)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 131.5%
Advertising - 1.6%
Clear Channel International, Sr. Scd. Notes		6.63	8/1/2025	1,205,000	[b]	1,236,270
Terrier Media Buyer, Gtd. Notes		8.88	12/15/2027	2,248,000	[b,c]	2,269,075
					3,505,345
Aerospace & Defense - 2.0%
TransDigm, Gtd. Notes		6.50	5/15/2025	995,000	[c]	993,756
TransDigm, Sr. Scd. Notes		6.25	3/15/2026	1,685,000	[b,c]	1,768,921
TransDigm, Sr. Scd. Notes		8.00	12/15/2025	310,000	[b,c]	337,435
TransDigm UK Holdings, Gtd. Notes		6.88	5/15/2026	1,440,000	[c]	1,451,556
					4,551,668
Airlines - .8%
American Airlines, Sr. Scd. Notes		11.75	7/15/2025	1,010,000	[b,c]	976,412
Delta Air Lines, Sr. Scd. Notes		4.50	10/20/2025	445,000	[b]	457,066
Delta Air Lines, Sr. Scd. Notes		4.75	10/20/2028	355,000	[b]	368,839
					1,802,317
Automobiles & Components - 6.7%
American Axle & Manufacturing, Gtd. Notes		6.25	4/1/2025	1,110,000	[c]	1,101,015
American Axle & Manufacturing, Gtd. Notes		6.88	7/1/2028	780,000	[c]	758,098
Clarios Global, Gtd. Notes		8.50	5/15/2027	2,905,000	[b,c]	3,018,731
Clarios Global, Sr. Scd. Notes		6.25	5/15/2026	835,000	[b,c]	877,105
Dealer Tire, Sr. Unscd. Notes		8.00	2/1/2028	2,570,000	[b,c]	2,627,825
Ford Motor, Sr. Unscd. Notes		5.29	12/8/2046	525,000	[c]	493,500
Ford Motor, Sr. Unscd. Notes		8.50	4/21/2023	1,055,000	[c]	1,151,633
Ford Motor, Sr. Unscd. Notes		9.00	4/22/2025	1,030,000	[c]	1,182,229
Ford Motor Credit, Sr. Unscd. Notes		4.27	1/9/2027	200,000	[c]	196,595
Ford Motor Credit, Sr. Unscd. Notes	GBP	4.54	3/6/2025	585,000		753,668
Ford Motor Credit, Sr. Unscd. Notes		4.54	8/1/2026	250,000	[c]	249,345
Ford Motor Credit, Sr. Unscd. Notes		5.11	5/3/2029	1,620,000	[c]	1,666,575
Ford Motor Credit, Sr. Unscd. Notes		5.13	6/16/2025	445,000	[c]	459,463
Ford Motor Credit, Sr. Unscd. Notes		5.58	3/18/2024	580,000	[c]	604,121
					15,139,903
Banks - .3%
Citigroup, Jr. Sub. Bonds		5.95	1/30/2023	560,000	[d]	576,833
Building Materials - 2.0%
Cornerstone Building Brands, Gtd. Notes		6.13	1/15/2029	220,000	[b,c]	222,888
Cornerstone Building Brands, Gtd. Notes		8.00	4/15/2026	2,490,000	[b,c]	2,620,725
Griffon, Gtd. Notes		5.75	3/1/2028	1,215,000	[c]	1,271,169

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 131.5% (continued)
Building Materials - 2.0% (continued)
US Concrete, Gtd. Notes		5.13	3/1/2029	339,000	[b,c]	340,907
					4,455,689
Chemicals - 5.1%
Consolidated Energy Finance, Gtd. Notes		6.50	5/15/2026	230,000	[b,c]	202,255
Consolidated Energy Finance, Sr. Unscd. Notes		6.88	6/15/2025	1,530,000	[b,c]	1,397,066
CVR Partners, Scd. Notes		9.25	6/15/2023	2,320,000	[b,c]	2,145,756
Innophos Holdings, Sr. Unscd. Notes		9.38	2/15/2028	1,995,000	[b,c]	2,128,416
Kraton Polymers, Gtd. Notes		7.00	4/15/2025	335,000	[b,c]	342,328
Methanex, Sr. Unscd. Notes		5.13	10/15/2027	875,000		871,719
Tronox, Sr. Scd. Notes		6.50	5/1/2025	622,000	[b,c]	648,046
Venator Finance, Gtd. Notes		5.75	7/15/2025	1,670,000	[b,c]	1,449,769
Venator Finance, Sr. Scd. Notes		9.50	7/1/2025	2,120,000	[b,c]	2,257,800
					11,443,155
Collateralized Loan Obligations Debt - 5.3%
Battalion VII CLO, Ser. 2014-7A, Cl. DRR, 3 Month LIBOR +6.31%		6.58	7/17/2028	375,000	[b,e]	347,765
Chenango Park CLO, Ser. 2018-1A, Cl. D, 3 Month LIBOR +5.80%		6.08	4/15/2030	1,000,000	[b,e]	898,119
CIFC Funding CLO, Ser. 2018-1A, Cl. E, 3 Month LIBOR +5.00%		5.27	4/18/2031	2,000,000	[b,e]	1,718,726
Crown Point 8 CLO, Ser. 2019-8A, Cl. E, 3 Month LIBOR +7.10%		7.37	10/20/2032	2,000,000	[b,e]	1,943,430
Northwoods Capital 19 CLO, Ser. 2020-21A, Cl. E, 3 Month EURIBOR +6.86% @ Floor	EUR	6.86	6/16/2033	1,500,000	[b,e]	1,737,060
Octagon Investment Partners 33 CLO, Ser. 2017-1A, Cl. D, 3 Month LIBOR +6.30%		6.57	1/20/2031	1,525,000	[b,e]	1,368,092
Octagon Investment Partners 39 CLO, Ser. 2018-3A, Cl. E, 3 Month LIBOR +5.75%		6.02	10/20/2030	2,000,000	[b,e]	1,831,022
OZLM VI CLO, Ser. 2014-6A, Cl. DS, 3 Month LIBOR +6.05%		6.32	4/17/2031	2,000,000	[b,e]	1,657,528
Rockford Tower CLO, Ser. 2018-1A, Cl. E, 3 Month LIBOR +5.85%		6.10	5/20/2031	375,000	[b,e]	318,676
					11,820,418
Commercial & Professional Services - 5.4%
Allied Universal Holdco, Sr. Scd. Notes		6.63	7/15/2026	545,000	[b,c]	581,106
APX Group, Sr. Scd. Notes		6.75	2/15/2027	1,630,000	[b,c]	1,693,929
La Financiere Atalian, Gtd. Bonds	EUR	5.13	5/15/2025	1,160,000		1,159,436
MPH Acquisition Holdings, Gtd. Notes		7.13	6/1/2024	2,570,000	[b,c]	2,643,887

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 131.5% (continued)
Commercial & Professional Services - 5.4% (continued)
Nielsen Finance, Gtd. Notes		5.88	10/1/2030	875,000	[b]	907,266
Prime Security Services Borrower, Scd. Notes		6.25	1/15/2028	1,235,000	[b,c]	1,252,179
Verisure Midholding, Gtd. Bonds	EUR	5.75	12/1/2023	420,000	[b]	493,868
Verscend Escrow, Sr. Unscd. Notes		9.75	8/15/2026	2,035,000	[b,c]	2,217,723
WW International, Gtd. Notes		8.63	12/1/2025	1,220,000	[b,c]	1,276,425
					12,225,819
Consumer Discretionary - 8.8%
Allen Media, Gtd. Notes		10.50	2/15/2028	1,650,000	[b,c]	1,596,119
Ashton Woods USA, Sr. Unscd. Notes		6.63	1/15/2028	1,335,000	[b,c]	1,345,012
Banijay Entertainment, Sr. Scd. Notes		5.38	3/1/2025	1,180,000	[b,c]	1,191,063
Banijay Group, Sr. Unscd. Notes	EUR	6.50	3/1/2026	1,750,000	[b]	1,998,031
Boyd Gaming, Gtd. Notes		6.38	4/1/2026	235,000	[c]	245,006
Boyd Gaming, Gtd. Notes		8.63	6/1/2025	274,000	[b,c]	300,723
Caesars Entertainment, Sr. Scd. Notes		6.25	7/1/2025	1,190,000	[b,c]	1,242,068
Caesars Entertainment, Sr. Unscd. Notes		8.13	7/1/2027	1,020,000	[b,c]	1,082,531
Caesars Resort Collection, Sr. Scd. Notes		5.75	7/1/2025	305,000	[b,c]	314,913
Core & Main, Sr. Unscd. Notes		6.13	8/15/2025	891,000	[b,c]	904,187
Core & Main Holdings, Sr. Unscd. Notes		8.63	9/15/2024	2,480,000	[b,c]	2,506,090
International Game Technology, Sr. Scd. Notes		5.25	1/15/2029	940,000	[b]	952,084
Lions Gate Capital Holdings, Gtd. Notes		6.38	2/1/2024	2,337,000	[b]	2,320,910
Scientific Games International, Gtd. Notes		8.25	3/15/2026	1,540,000	[b,c]	1,614,251
Scientific Games International, Gtd. Notes		8.63	7/1/2025	455,000	[b,c]	475,634
Scientific Games International, Sr. Scd. Notes		5.00	10/15/2025	490,000	[b,c]	493,981
Taylor Morrison Communities, Gtd. Notes		5.88	6/15/2027	545,000	[b,c]	602,105
Taylor Morrison Communities, Sr. Unscd. Notes		5.13	8/1/2030	95,000	[b,c]	101,828
TRI Pointe Group, Gtd. Notes		5.70	6/15/2028	210,000	[c]	230,475
Williams Scotsman International, Sr. Scd. Notes		4.63	8/15/2028	315,000	[b,c]	316,863
					19,833,874
Diversified Financials - 5.9%
Compass Group Diversified Holdings, Sr. Unscd. Notes		8.00	5/1/2026	945,000	[b,c]	995,614

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 131.5% (continued)
Diversified Financials - 5.9% (continued)
FS Energy & Power Fund, Sr. Scd. Notes		7.50	8/15/2023	2,340,000	[b,c]	2,135,496
Garfunkelux Holdco 3, Sr. Scd. Notes	GBP	8.50	11/1/2022	955,000		1,141,101
Icahn Enterprises, Gtd. Notes		6.25	5/15/2026	2,015,000	[c]	2,105,353
Nationstar Mortgage Holdings, Gtd. Notes		5.50	8/15/2028	1,680,000	[b,c]	1,681,050
Nationstar Mortgage Holdings, Gtd. Notes		6.00	1/15/2027	1,775,000	[b,c]	1,812,417
Navient, Sr. Unscd. Notes		5.50	1/25/2023	605,000	[c]	612,432
Navient, Sr. Unscd. Notes		5.88	10/25/2024	915,000	[c]	912,145
Navient, Sr. Unscd. Notes		7.25	9/25/2023	855,000	[c]	886,528
Navient, Sr. Unscd. Notes		7.25	1/25/2022	1,025,000	[c]	1,054,771
					13,336,907
Electronic Components - 2.3%
Energizer Holdings, Gtd. Notes		7.75	1/15/2027	1,649,000	[b,c]	1,804,624
TTM Technologies, Gtd. Notes		5.63	10/1/2025	920,000	[b,c]	941,753
Wesco Distribution, Gtd. Notes		7.13	6/15/2025	780,000	[b,c]	850,688
Wesco Distribution, Gtd. Notes		7.25	6/15/2028	1,400,000	[b,c]	1,535,912
					5,132,977
Energy - 16.7%
Antero Midstream Partners, Gtd. Notes		5.75	3/1/2027	345,000	[b,c]	286,350
Apache, Sr. Unscd. Notes		4.25	1/15/2030	530,000	[c]	478,656
Apache, Sr. Unscd. Notes		4.38	10/15/2028	671,000	[c]	615,223
Apache, Sr. Unscd. Notes		4.88	11/15/2027	275,000	[c]	260,391
Apache, Sr. Unscd. Notes		5.10	9/1/2040	893,000	[c]	804,392
Apache, Sr. Unscd. Notes		5.35	7/1/2049	220,000	[c]	195,015
Blue Racer Midstream, Sr. Unscd. Notes		6.63	7/15/2026	1,620,000	[b,c]	1,431,367
Continental Resources, Gtd. Notes		4.50	4/15/2023	700,000		668,668
Crestwood Midstream Partners, Gtd. Notes		5.63	5/1/2027	2,060,000	[b,c]	1,845,286
Crestwood Midstream Partners, Gtd. Notes		6.25	4/1/2023	510,000	[c]	499,910
CrownRock, Sr. Unscd. Notes		5.63	10/15/2025	2,520,000	[b,c]	2,381,400
CVR Energy, Gtd. Bonds		5.75	2/15/2028	1,240,000	[b,c]	1,057,100
DCP Midstream Operating, Gtd. Notes		5.38	7/15/2025	1,670,000	[c]	1,726,079
Endeavor Energy Resources, Sr. Unscd. Notes		6.63	7/15/2025	222,000	[b,c]	228,451
Enviva Partners, Gtd. Notes		6.50	1/15/2026	1,845,000	[b,c]	1,947,628
EQM Midstream Partners, Sr. Unscd. Notes		5.50	7/15/2028	510,000	[c]	514,682
EQM Midstream Partners, Sr. Unscd. Notes		6.00	7/1/2025	485,000	[b,c]	500,763

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 131.5% (continued)
Energy - 16.7% (continued)
EQM Midstream Partners, Sr. Unscd. Notes	6.50	7/1/2027	605,000	[b,c]	642,168
EQT, Sr. Unscd. Notes	3.90	10/1/2027	355,000	[c]	324,159
EQT, Sr. Unscd. Notes	7.88	2/1/2025	910,000	[c]	1,009,959
Genesis Energy, Gtd. Notes	6.00	5/15/2023	520,000	[c]	473,525
Genesis Energy, Gtd. Notes	6.50	10/1/2025	2,745,000	[c]	2,358,984
Genesis Energy, Gtd. Notes	7.75	2/1/2028	785,000	[c]	682,785
Laredo Petroleum, Gtd. Notes	9.50	1/15/2025	775,000	[c]	462,567
Laredo Petroleum, Gtd. Notes	10.13	1/15/2028	125,000	[c]	74,050
Matador Resources, Gtd. Notes	5.88	9/15/2026	1,760,000	[c]	1,474,572
Occidental Petroleum, Sr. Unscd. Notes	6.38	9/1/2028	477,000		442,453
Occidental Petroleum, Sr. Unscd. Notes	6.45	9/15/2036	800,000		681,516
Occidental Petroleum, Sr. Unscd. Notes	6.95	7/1/2024	610,000		592,682
Occidental Petroleum, Sr. Unscd. Notes	7.50	5/1/2031	1,410,000		1,343,025
Occidental Petroleum, Sr. Unscd. Notes	8.50	7/15/2027	325,000		328,115
Occidental Petroleum, Sr. Unscd. Notes	8.88	7/15/2030	2,255,000		2,326,878
PBF Holding, Sr. Scd. Notes	9.25	5/15/2025	1,062,000	[b,c]	1,090,085
PDC Energy, Gtd. Notes	5.75	5/15/2026	150,000	[c]	140,250
PDC Energy, Gtd. Notes	6.13	9/15/2024	905,000	[c]	864,275
Precision Drilling, Gtd. Notes	7.13	1/15/2026	250,000	[b,c]	161,685
Precision Drilling, Gtd. Notes	7.75	12/15/2023	455,000	[c]	347,222
Southwestern Energy, Gtd. Notes	7.50	4/1/2026	1,070,000	[c]	1,048,600
Southwestern Energy, Gtd. Notes	8.38	9/15/2028	475,000	[c]	467,630
Targa Resources Partners, Gtd. Notes	6.88	1/15/2029	1,250,000	[c]	1,344,156
Transocean Poseidon, Sr. Scd. Notes	6.88	2/1/2027	602,000	[b,c]	484,610
USA Compression Partners, Gtd. Notes	6.88	4/1/2026	1,738,000	[c]	1,726,051
Western Midstream Operating, Sr. Unscd. Notes	4.50	3/1/2028	855,000		807,975
WPX Energy, Sr. Unscd. Notes	5.75	6/1/2026	300,000	[c]	311,063
				37,452,401
Environmental Control - 2.6%
Covanta Holding, Gtd. Notes	5.00	9/1/2030	331,000	[c]	334,492
Covanta Holding, Sr. Unscd. Notes	5.88	7/1/2025	2,270,000	[c]	2,354,887
GFL Environmental, Sr. Unscd. Notes	7.00	6/1/2026	988,000	[b,c]	1,043,402
Harsco, Gtd. Notes	5.75	7/31/2027	1,210,000	[b,c]	1,228,906

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 131.5% (continued)
Environmental Control - 2.6% (continued)
Waste Pro USA, Sr. Unscd. Notes	5.50	2/15/2026	920,000	[b,c]	933,703
				5,895,390
Food Products - 2.0%
Albertsons, Gtd. Notes	3.50	3/15/2029	1,153,000	[b]	1,121,293
Albertsons, Gtd. Notes	7.50	3/15/2026	495,000	[b,c]	543,963
New Albertsons, Sr. Unscd. Bonds	8.00	5/1/2031	2,390,000	[c]	2,784,350
				4,449,606
Forest Products & Paper - .4%
Mercer International, Sr. Unscd. Notes	7.38	1/15/2025	980,000	[c]	994,088
Health Care - 12.4%
Bausch Health, Gtd. Notes	6.13	4/15/2025	1,340,000	[b,c]	1,373,165
Bausch Health, Gtd. Notes	6.25	2/15/2029	1,150,000	[b,c]	1,184,500
Bausch Health, Gtd. Notes	7.25	5/30/2029	650,000	[b,c]	700,658
Bausch Health, Gtd. Notes	9.00	12/15/2025	2,055,000	[b,c]	2,240,566
Bausch Health Americas, Gtd. Notes	9.25	4/1/2026	1,850,000	[b,c]	2,037,405
Community Health Systems, Sr. Scd. Notes	6.63	2/15/2025	1,604,000	[b,c]	1,555,559
LifePoint Health, Sr. Scd. Notes	6.75	4/15/2025	675,000	[b,c]	712,125
Ortho-Clinical Diagnostics, Sr. Unscd. Notes	7.25	2/1/2028	2,395,000	[b,c]	2,495,291
Ortho-Clinical Diagnostics, Sr. Unscd. Notes	7.38	6/1/2025	755,000	[b,c]	767,741
Polaris Intermediate, Sr. Unscd. Notes	8.50	12/1/2022	3,235,000	[b,c]	3,295,656
Select Medical, Gtd. Notes	6.25	8/15/2026	985,000	[b,c]	1,025,917
Surgery Center Holdings, Gtd. Notes	6.75	7/1/2025	535,000	[b]	534,890
Surgery Center Holdings, Gtd. Notes	10.00	4/15/2027	1,000,000	[b]	1,066,875
Tenet Healthcare, Gtd. Notes	6.13	10/1/2028	1,565,000	[b,c]	1,526,853
Tenet Healthcare, Scd. Notes	6.25	2/1/2027	1,680,000	[b,c]	1,736,456
Tenet Healthcare, Sr. Scd. Notes	7.50	4/1/2025	170,000	[b,c]	183,416
Tenet Healthcare, Sr. Unscd. Notes	6.75	6/15/2023	2,060,000	[c]	2,165,060
West Street Merger Sub, Sr. Unscd. Notes	6.38	9/1/2025	3,160,000	[b,c]	3,230,436
				27,832,569
Industrial - 6.1%
ATS Automation Tooling Systems, Gtd. Notes	6.50	6/15/2023	725,000	[b]	734,893
Bombardier, Sr. Unscd. Notes	6.13	1/15/2023	785,000	[b,c]	671,960
Bombardier, Sr. Unscd. Notes	7.50	3/15/2025	1,355,000	[b,c]	1,019,638
Brand Industrial Services, Sr. Unscd. Notes	8.50	7/15/2025	2,020,000	[b,c]	1,913,950
Gates Global, Gtd. Notes	6.25	1/15/2026	1,890,000	[b,c]	1,945,131
General Electric, Jr. Sub. Debs., Ser. D	5.00	1/21/2021	3,000,000	[d]	2,395,137

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 131.5% (continued)
Industrial - 6.1% (continued)
Husky III Holding, Sr. Unscd. Notes		13.00	2/15/2025	1,635,000	[b,c]	1,697,334
Stevens Holding, Gtd. Notes		6.13	10/1/2026	415,000	[b,c]	445,527
Titan Acquisition, Sr. Unscd. Notes		7.75	4/15/2026	1,285,000	[b,c]	1,281,787
Welbilt, Gtd. Notes		9.50	2/15/2024	1,600,000	[c]	1,643,000
					13,748,357
Information Technology - 5.2%
Ascend Learning, Sr. Unscd. Notes		6.88	8/1/2025	565,000	[b,c]	577,066
Ascend Learning, Sr. Unscd. Notes		6.88	8/1/2025	1,970,000	[b,c]	2,033,424
Boxer Parent, Sr. Scd. Notes		7.13	10/2/2025	440,000	[b,c]	470,580
BY Crown Parent, Gtd. Notes		7.38	10/15/2024	1,030,000	[b,c]	1,049,204
Change Healthcare Holdings, Gtd. Notes		5.75	3/1/2025	2,055,000	[b,c]	2,083,256
Genesys Telecommunications Laboratories, Gtd. Notes		10.00	11/30/2024	3,590,000	[b,c]	3,791,937
The Dun & Bradstreet, Gtd. Notes		10.25	2/15/2027	1,551,000	[b,c]	1,760,098
					11,765,565
Insurance - 3.6%
AmWINS Group, Gtd. Notes		7.75	7/1/2026	2,085,000	[b,c]	2,238,373
AssuredPartners, Sr. Unscd. Notes		7.00	8/15/2025	1,765,000	[b,c]	1,803,239
GTCR AP Finance, Sr. Unscd. Notes		8.00	5/15/2027	675,000	[b,c]	717,609
HUB International, Sr. Unscd. Notes		7.00	5/1/2026	1,535,000	[b,c]	1,592,186
USI, Sr. Unscd. Notes		6.88	5/1/2025	1,680,000	[b,c]	1,706,233
					8,057,640
Materials - 7.7%
ARD Finance, Sr. Scd. Notes	EUR	5.00	6/30/2027	620,000	[b]	711,799
ARD Finance, Sr. Scd. Notes	EUR	5.00	6/30/2027	883,000		1,013,740
ARD Finance, Sr. Scd. Notes		6.50	6/30/2027	2,657,000	[b]	2,646,505
Ardagh Packaging Finance, Gtd. Notes		5.25	8/15/2027	1,960,000	[b,c]	1,999,200
Ardagh Packaging Finance, Sr. Unscd. Notes		5.25	8/15/2027	465,000	[b,c]	474,300
Flex Acquisition, Sr. Unscd. Notes		7.88	7/15/2026	1,185,000	[b,c]	1,199,813
Graham Packaging, Gtd. Notes		7.13	8/15/2028	1,045,000	[b,c]	1,090,066
LABL Escrow Issuer, Sr. Scd. Notes		6.75	7/15/2026	1,180,000	[b,c]	1,247,113
LABL Escrow Issuer, Sr. Unscd. Notes		10.50	7/15/2027	1,705,000	[b,c]	1,816,336
Mauser Packaging Solutions Holding, Sr. Scd. Notes		8.50	4/15/2024	700,000	[b,c]	728,000
Mauser Packaging Solutions Holding, Sr. Unscd. Notes		7.25	4/15/2025	2,875,000	[b,c]	2,709,687
Trivium Packaging Finance, Gtd. Notes		8.50	8/15/2027	1,445,000	[b,c]	1,560,600
					17,197,159

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 131.5% (continued)
Media - 7.5%
Altice Financing, Sr. Scd. Bonds		7.50	5/15/2026	1,540,000	[b,c]	1,632,061
CSC Holdings, Sr. Unscd. Notes		5.75	1/15/2030	970,000	[b,c]	1,032,046
CSC Holdings, Sr. Unscd. Notes		7.50	4/1/2028	1,735,000	[b,c]	1,919,110
Diamond Sports Group, Gtd. Notes		6.63	8/15/2027	810,000	[b,c]	422,213
Diamond Sports Group, Sr. Scd. Notes		5.38	8/15/2026	505,000	[b,c]	358,507
DISH DBS, Gtd. Notes		7.38	7/1/2028	2,005,000		2,067,656
iHeartCommunications, Sr. Scd. Notes		4.75	1/15/2028	845,000	[b,c]	797,796
Meredith, Sr. Scd. Notes		6.50	7/1/2025	607,000	[b,c]	627,107
Midcontinent Communications, Gtd. Notes		5.38	8/15/2027	760,000	[b,c]	783,606
Nexstar Broadcasting, Gtd. Notes		5.63	7/15/2027	1,050,000	[b,c]	1,103,041
Nexstar Broadcasting, Sr. Unscd. Notes		4.75	11/1/2028	1,440,000	[b,c]	1,472,400
Radiate Holdco, Sr. Unscd. Notes		6.50	9/15/2028	703,000	[b,c]	722,605
Scripps Escrow, Gtd. Notes		5.88	7/15/2027	970,000	[b,c]	937,263
Summer BidCo, Sr. Unscd. Bonds	EUR	9.75	11/15/2025	1,242,443	[b]	1,474,037
TEGNA, Gtd. Notes		4.75	3/15/2026	553,000	[b,c]	566,106
TEGNA, Gtd. Notes		5.00	9/15/2029	870,000	[b,c]	859,943
					16,775,497
Metals & Mining - 3.7%
Arconic, Scd. Notes		6.13	2/15/2028	1,445,000	[b,c]	1,487,447
First Quantum Minerals, Gtd. Notes		7.25	4/1/2023	2,970,000	[b,c]	2,970,817
First Quantum Minerals, Gtd. Notes		7.50	4/1/2025	560,000	[b]	554,602
Freeport-McMoRan, Gtd. Notes		5.45	3/15/2043	870,000	[c]	967,544
Hudbay Minerals, Gtd. Notes		6.13	4/1/2029	389,000	[b]	386,569
Hudbay Minerals, Gtd. Notes		7.63	1/15/2025	1,520,000	[b,c]	1,549,549
Kaiser Aluminum, Gtd. Notes		6.50	5/1/2025	445,000	[b,c]	460,092
					8,376,620
Real Estate - 2.0%
Brookfield Property REIT, Sr. Scd. Notes		5.75	5/15/2026	690,000	[b,c]	545,062
Greystar Real Estate Partners, Sr. Scd. Notes		5.75	12/1/2025	835,000	[b,c]	845,438
Iron Mountain, Gtd. Notes		5.25	7/15/2030	630,000	[b,c]	657,956
Ladder Capital Finance Holdings, Gtd. Notes		5.25	10/1/2025	2,630,000	[b,c]	2,440,969
					4,489,425
Retailing - 2.0%
Burlington Coat Factory Warehouse, Sr. Scd. Notes		6.25	4/15/2025	605,000	[b,c]	637,897
Macy's, Sr. Scd. Notes		8.38	6/15/2025	1,170,000	[b,c]	1,211,383
PetSmart, Gtd. Notes		7.13	3/15/2023	1,100,000	[b,c]	1,111,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 131.5% (continued)
Retailing - 2.0% (continued)
Staples, Sr. Scd. Notes		7.50	4/15/2026	1,755,000	[b,c]	1,620,093
					4,580,373
Technology Hardware & Equipment - 2.9%
Banff Merger Sub, Sr. Unscd. Notes	EUR	8.38	9/1/2026	1,245,000	[b]	1,488,894
Banff Merger Sub, Sr. Unscd. Notes		9.75	9/1/2026	1,975,000	[b,c]	2,090,537
Everi Payments, Gtd. Notes		7.50	12/15/2025	725,000	[b,c]	713,143
Tempo Acquisition, Sr. Unscd. Notes		6.75	6/1/2025	2,170,000	[b,c]	2,218,792
					6,511,366
Telecommunication Services - 9.3%
Altice France, Sr. Scd. Notes		8.13	2/1/2027	1,305,000	[b,c]	1,423,566
Altice France Holding, Gtd. Notes		6.00	2/15/2028	1,620,000	[b]	1,548,145
Altice France Holding, Sr. Scd. Notes		10.50	5/15/2027	1,830,000	[b,c]	2,037,019
CenturyLink, Sr. Unscd. Notes		5.63	4/1/2025	170,000	[c]	182,270
CenturyLink, Sr. Unscd. Notes, Ser. Y		7.50	4/1/2024	1,145,000	[c]	1,283,373
Cincinnati Bell, Gtd. Notes		7.00	7/15/2024	435,000	[b,c]	449,140
Cincinnati Bell, Gtd. Notes		8.00	10/15/2025	2,295,000	[b,c]	2,429,831
CommScope, Gtd. Notes		7.13	7/1/2028	525,000	[b,c]	540,131
CommScope, Gtd. Notes		8.25	3/1/2027	3,620,000	[b,c]	3,769,343
Connect Finco, Sr. Scd. Notes		6.75	10/1/2026	2,045,000	[b,c]	2,054,611
DKT Finance, Sr. Scd. Notes		9.38	6/17/2023	1,775,000	[b,c]	1,837,125
Embarq, Sr. Unscd. Notes		8.00	6/1/2036	1,590,000	[c]	1,885,637
Intrado, Gtd. Notes		8.50	10/15/2025	1,000,000	[b,c]	872,220
ViaSat, Sr. Unscd. Notes		5.63	9/15/2025	650,000	[b]	637,813
					20,950,224
Utilities - 1.2%
NRG Energy, Gtd. Notes		7.25	5/15/2026	1,400,000	[c]	1,492,603
Pike, Sr. Unscd. Notes		5.50	9/1/2028	1,265,000	[b,c]	1,276,783
					2,769,386
Total Bonds and Notes (cost $289,469,191)				295,670,571

Floating Rate Loan Interests - 4.4%
Chemicals - .5%
Polar US Borrower, Initial Term Loan, 1 Month LIBOR +4.75%		4.90	10/16/2025	1,051,275	[e]	1,014,480
Energy - .9%
Granite Acquisition, Second Lien Term Loan B, 3 Month LIBOR +7.25%		8.25	12/19/2022	1,055,501	[e]	1,037,098
WaterBridge Midstream Operating, Initial Term Loan, 6 Month LIBOR +5.75%		6.75	6/21/2026	1,108,800	[e]	929,812
					1,966,910

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 4.4% (continued)
Food Products - .4%
Froneri US, Second Lien Facility USD Term Loan, 1 Month LIBOR +5.75%	5.90	1/31/2028	975,000	[e]	972,563
Health Care - .0%
Auris Luxembourg III, Facility Term Loan B-2, 1 Month LIBOR +3.75%	3.90	2/21/2026	99,245	[e]	92,132
Industrial - .3%
VAC Germany Holding GmbH, Term Loan B, 3 Month LIBOR +4.00%	5.00	3/8/2025	856,218	[e,f]	605,774
Information Technology - .1%
SkillSoft, Second Out Term Loan, 1 Month LIBOR +6.50%	7.50	4/27/2025	246,747	[e]	244,280
SkillSoft, Senior Secured Term Loan, 3 Month LIBOR +7.50%	8.50	12/27/2024	80,768	[e]	81,575
				325,855
Insurance - 1.9%
Asurion, Second Lien Replacement Term Loan B-2, 1 Month LIBOR +6.50%	6.65	8/4/2025	3,043,636	[e]	3,054,730
Mayfield Agency Borrower, First Lien Term Loan B, 1 Month LIBOR +4.50%	4.65	2/28/2025	1,256,093	[e]	1,162,671
				4,217,401
Materials - .1%
Ball Metalpack Finco, First Lien Initial Term Loan, 3 Month LIBOR +4.50%	4.76	7/31/2025	112,694	[e]	108,863
Technology Hardware & Equipment - .2%
Everi Payments, Term Loan, 1 Month LIBOR +10.50%	11.50	5/9/2024	498,750	[e]	511,219
Total Floating Rate Loan Interests (cost $10,354,484)			9,815,197
			Shares
Common Stocks - .2%
Information Technology - .2%
SkillSoft, Cl. A (cost $315,452)			2,311	[f,g]	381,315

Exchange-Traded Funds - .4%
Registered Investment Companies - .4%
iShares iBoxx High Yield Corporate Bond ETF (cost $810,478)			10,600		889,340

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Annualized Yield (%)	Maturity Date	Principal Amount ($)	Value ($)
Short-Term Investments - .3%
U.S. Government Securities
U.S. Treasury Bills (cost $589,805)	0.12	1/14/2021	590,000	[h] 589,832
	1-Day Yield (%)		Shares
Investment Companies - 1.8%
Registered Investment Companies - 1.8%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $4,156,500)	0.10		4,156,500	[i] 4,156,500
Total Investments (cost $305,695,910)			138.6%	311,502,755
Liabilities, Less Cash and Receivables			(38.6%)	(86,676,433)
Net Assets			100.0%	224,826,322

ETF—Exchange-Traded Fund

EURIBOR—Euro Interbank Offered Rate

LIBOR—London Interbank Offered Rate

REIT—Real Estate Investment Trust

EUR—Euro

GBP—British Pound

a Amount stated in U.S. Dollars unless otherwise noted above.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2020, these securities were valued at $226,582,704 or 100.78% of net assets.

c Security, or portion thereof, has been pledged as collateral for the fund’s Revolving Credit and Security Agreement.

d Security is a perpetual bond with no specified maturity date, Maturity date shown is next reset date of the bond.

e Variable rate security—rate shown is the interest rate in effect at period end.

f The fund held Level 3 securities at September 30, 2020, these securities were valued at $987,089 or .44% of net assets.

g Non-income producing security.

h Security is a discount security. Income is recognized through the accretion of discount.

i Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Portfolio Summary (Unaudited) †	Value (%)
Industrial	23.0
Consumer, Non-cyclical	20.3
Consumer, Cyclical	18.4
Communications	18.3
Energy	17.5
Financial	13.7
Basic Materials	9.7
Technology	8.7
Collateralized Loan Obligations	5.3
Investment Companies	2.2
Utilities	1.2
Government	.3
138.6

† Based on net assets.

See notes to financial statements.

STATEMENT OF INVESTMENTS IN AFFILIATED ISSUERS (Unaudited)

Investment Companies	Value 3/31/20 ($)	Purchases ($)†	Sales ($)	Value 9/30/20 ($)	Net Assets (%)	Dividends/ Distributions ($)
Registered Investment Companies:
Dreyfus Institutional Preferred Government Plus Money Market Fund	11,572,982	65,789,834	(73,206,316)	4,156,500	1.8	9,323

† Includes reinvested dividends/distributions.

See notes to financial statements.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS September 30, 2020 (Unaudited)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized (Depreciation)($)
Barclays Capital
United States Dollar	10,028,452	Euro	8,620,000	10/30/2020	(84,532)
United States Dollar	2,808,830	British Pound	2,210,000	10/30/2020	(43,308)
Gross Unrealized Depreciation					(127,840)

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2020 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments
Unaffiliated issuers	301,539,410	307,346,255
Affiliated issuers	4,156,500	4,156,500
Cash		86,870
Cash denominated in foreign currency	169,172	169,984
Receivable for investment securities sold		6,661,731
Dividends and interest receivable		5,409,854
Prepaid expenses on loan fees—Note 2		52,083
Prepaid expenses		68,946
		323,952,223
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(b)		205,276
Loan payable—Note 2		93,000,000
Payable for investment securities purchased		5,636,108
Unrealized depreciation on forward foreign currency exchange contracts—Note 4		127,840
Interest and loan fees payable—Note 2		67,679
Trustees’ fees and expenses payable		4,355
Other accrued expenses		84,643
		99,125,901
Net Assets ($)		224,826,322
Composition of Net Assets ($):
Paid-in capital		277,482,487
Total distributable earnings (loss)		(52,656,165)
Net Assets ($)		224,826,322

Shares Outstanding
(unlimited number of $.001 par value shares of Beneficial Interest authorized)	72,707,688
Net Asset Value Per Share ($)	3.09

See notes to financial statements.

STATEMENT OF OPERATIONS

Six Months Ended September 30, 2020 (Unaudited)

Investment Income ($):
Income:
Interest	10,904,454
Dividends:
Unaffiliated issuers	18,169
Affiliated issuers	8,599
Total Income	10,931,222
Expenses:
Management fee—Note 3(a)	1,144,748
Interest expense and loan fees—Note 2	779,453
Professional fees	106,280
Prospectus and shareholders’ reports	34,846
Trustees’ fees and expenses—Note 3(c)	27,077
Custodian fees—Note 3(b)	10,719
Shareholder servicing costs	9,521
Registration fees	6,210
Chief Compliance Officer fees—Note 3(b)	4,062
Miscellaneous	17,811
Total Expenses	2,140,727
Investment Income—Net	8,790,495
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	(7,427,740)
Net realized gain (loss) on forward foreign currency exchange contracts	(695,641)
Capital gain distributions from affiliated issuers	724
Net Realized Gain (Loss)	(8,122,657)
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	45,221,023
Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts	46,258
Net Change in Unrealized Appreciation (Depreciation)	45,267,281
Net Realized and Unrealized Gain (Loss) on Investments	37,144,624
Net Increase in Net Assets Resulting from Operations	45,935,119

See notes to financial statements.

STATEMENT OF CASH FLOWS

Six Months Ended September 30, 2020 (Unaudited)

Cash Flows from Operating Activities ($):
Purchases of portfolio securities	(140,857,427)
Proceeds from sales of portfolio securities	126,699,094
Net purchase (sales) of short-term securities	7,146,651
Dividends and interest received	10,940,002
Interest and loan fees paid	(728,520)
Paid to BNY Mellon Investment Adviser, Inc.	(1,139,740)
Operating expenses paid	(377,980)
Net realized gain (loss) from forward foreign currency
exchange contracts transactions	(695,641)
Net Cash Provided (or Used) in Operating Activities		986,439
Cash Flows from Financing Activities ($):
Dividends paid to Shareholders	(10,942,507)
Increase in loan outstanding	10,000,000
Net Cash Provided (or Used) in Financing Activities		(942,507)
Effect of foreign exchange rate changes on cash		(52,835)
Net Increase (Decrease) in cash		(8,903)
Cash and cash denominated in foreign currency at beginning of period		265,757
Cash and cash denominated in foreign currency at end of period		256,854
Reconciliation of Net Increase (Decrease) in Net Assets
Resulting from Operations to Net Cash Provided
by Operating Activities ($):
Net Increase in Net Assets Resulting From Operations		45,935,119
Adjustments to reconcile net increase in net assets
resulting from operations to net cash
provided (or Used) in operating activities ($):
Increase in investments in securities at cost		(486,261)
Decrease in dividends and interest receivable		8,780
Decrease in receivable for investment securities sold		2,029,950
Increase in prepaid expenses		(67,568)
Increase in Due to BNY Mellon Investment Adviser, Inc. and affiliates		5,008
Decrease in payable for investment securities purchased		(1,606,127)
Decrease in interest and loan fees payable		(105,317)
Decrease in prepaid expenses on loan fees		156,250
Increase in Trustees' fees and expenses payable		4,262
Decrease in other accrued expenses		(98,148)
Net change in unrealized (appreciation) depreciation on investments		(45,267,281)
Net amortization of premiums on investments		477,772
Net Cash Provided (or Used) in Operating Activities		986,439

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2020 (Unaudited)	Year Ended March 31, 2020
Operations ($):
Investment income—net	8,790,495	17,920,277
Net realized gain (loss) on investments	(8,122,657)	(10,475,894)
Net change in unrealized appreciation (depreciation) on investments	45,267,281	(41,456,190)
Net Increase (Decrease) in Net Assets Resulting from Operations	45,935,119	(34,011,807)
Distributions ($):
Distributions to shareholders	(9,379,292)	(18,903,999)
Total Increase (Decrease) in Net Assets	36,555,827	(52,915,806)
Net Assets ($):
Beginning of Period	188,270,495	241,186,301
End of Period	224,826,322	188,270,495

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements and market price data for the fund’s shares.

Six Months Ended
September 30, 2020		Year Ended March 31,
	(Unaudited)	2020	2019	2018	2017	2016
Per Share Data ($):
Net asset value, beginning of period	2.59	3.32	3.42	3.56	3.26	3.84
Investment Operations:
Investment income—net[a]	.12	.25	.26	.27	.29	.30
Net realized and unrealized gain (loss) on investments	.51	(.72)	(.08)	(.12)	.33	(.53)
Total from Investment Operations	.63	(.47)	.18	.15	.62	(.23)
Distributions:
Dividends from investment income—net	(.13)	(.26)	(.28)	(.29)	(.32)	(.35)
Net asset value, end of period	3.09	2.59	3.32	3.42	3.56	3.26
Market value, end of period	2.71	2.27	3.07	3.19	3.39	3.13
Total Return (%)[b]	25.41[c]	(19.39)	5.56	2.53	19.23	(4.44)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.00[d]	2.77	2.84	2.35	2.12	1.91
Ratio of interest expense and loan fees to average net assets	.73[d]	1.48	1.57	1.07	.83	.64
Ratio of net investment income to average net assets	8.21[d]	7.49	7.87	7.57	8.30	8.63
Portfolio Turnover Rate	42.79[c]	70.93	61.37	47.03	53.96	54.23
Net Assets, end of period ($ x 1,000)	224,826	188,270	241,186	248,890	258,719	236,944
Average borrowings outstanding ($ x 1,000)	90,749	110,784	114,389	116,241	114,882	116,593
Weighted average number of fund
shares outstanding ($ x 1,000)	72,708	72,708	72,708	72,708	72,708	72,642
Average amount of debt per share ($)	1.25	1.52	1.57	1.60	1.58	1.61

a Based on average shares outstanding.

b Calculated based on market value.

c Not annualized.

d Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

BNY Mellon High Yield Strategies Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified, closed-end management investment company. The fund’s primary investment objective is to seek high current income. Under normal market conditions, the fund invests at least 65% of its total assets in income securities of U.S. issuers rated below investment grade quality or unrated income securities that BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serving as the fund’s investment manager and administrator, determines to be of comparable quality. The fund’s Common Stock trades on the New York Stock Exchange (the “NYSE”) under the ticker symbol DHF.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in debt securities and floating rate loan interests, excluding short-term investments (other than U.S. Treasury Bills), and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by one or more independent pricing services (each, a “Service”) approved by the fund’s Board of Trustees (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

Each Service and independent valuation firm is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of September 30, 2020 in valuing the fund’s investments:

	Level 1– Unadjusted Quoted Prices	Level 2–Other Significant Observable Inputs	Level 3–Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Collateralized Loan Obligations	–	11,820,418	–	11,820,418
Corporate Bonds	–	283,850,153	–	283,850,153
Equity Securities- Common Stocks	–	–	381,315	381,315
Exchange-Traded Funds	889,340	–	–	889,340
Floating Rate Loan Interests	–	9,209,423	605,774	9,815,197
Investment Companies	4,156,500	–	–	4,156,500
U.S. Treasury Securities	–	589,832	–	589,832

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

	Level 1– Unadjusted Quoted Prices	Level 2–Other Significant Observable Inputs	Level 3–Significant Unobservable Inputs	Total
Liabilities($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	–	(127,840)	–	(127,840)

† See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized appreciation (depreciation) at period end, but only variation margin on exchanged traded and centrally cleared derivatives, if any, are reported in the Statement of Assets and Liabilities.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Floatig Rate Losn Interests & Equity Securities-Common Stoccks ($)
Balance as of 3/31/2020†	2,939,442
Realized gain (loss)	(532,234)
Change in unrealized appreciation (depreciation)	736,537
Purchases/Issuances	–
Sales/Dispositions	(1,565,408)
Transfers into Level 3†	381,315
Transfers out of Level 3†	(972,563)
Balance as of 9/30/2020††	987,089
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to investments still held at 9/30/2020	365,342

† Transfers into or out of Level 3 represent the value at the date of transfer. The transfer into Level 3 for the current period was due to the lack of significant observable inputs. The transfer out of Level 3 for the current period was due to addiotional observable inputs.

†† Securities deemed as Level 3 due to the lack of significant observable inputs by management assessment.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.

(e) Risk: Certain events particular to the industries in which the fund’s investments conduct their operations, as well as general economic, political and public health conditions, may have a significant negative impact on the investee’s operations and profitability. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.  Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

The use of the London Interbank Offered Rate (“LIBOR”) is expected to be phased out by the end of 2021. LIBOR is currently used as a reference rate for certain financial instruments invested in by the fund, many of which are set to mature after the expected phase out of LIBOR. We are currently evaluating the impact of the LIBOR transition and continue to monitor the efforts of various parties, including government agencies, seeking to identify an alternative rate to replace LIBOR.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund invests primarily in debt securities. Failure of an issuer of the debt securities to make timely interest or principal payments, or a decline or the perception of a decline in the credit quality of a debt security, can cause the debt security’s price to fall, potentially lowering the fund’s share price. High yield (“junk”) bonds involve greater credit risk, including the risk of default, than investment grade bonds, and are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. In addition, the value of debt securities may decline due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment. Such values may also decline because of factors that affect a particular industry.

The fund invests in collateralized loan obligations (“CLOs”). CLOs and other structured credit investments are generally backed by an asset or a pool of assets (typically senior secured loans, certain subordinated loans and other credit-related assets in the case of a CLOs) which serve as collateral. The cash flows from CLOs and structured credit investments are split into two or more portions, called tranches, varying in risk and yield. The fund and other investors in CLOs and structured finance securities ultimately bear the credit risk of the underlying collateral. If there are defaults or the relevant collateral otherwise underperforms, scheduled payments to senior tranches of such securities take precedence over those of mezzanine tranches, and scheduled payments to mezzanine tranches take precedence over those to subordinated/equity tranches. The fund may invest in any tranche, including the equity tranche. The riskiest portion is the “equity” tranche, which is subordinate to the other tranches in the event of defaults. Senior tranches typically have higher ratings and lower yields than its underlying securities, and may be rated investment grade. The ratings reflect both the credit quality of underlying collateral as well as how much protection a given tranche is afforded by tranches that are subordinate to it.

CLOs and other structured finance securities may present risks similar to those of the other types of debt obligations and, in fact, such risks may be of greater significance in the case of CLOs and other structured finance securities. In addition to the general risks associated with investing in debt securities, CLOs securities carry additional risks, including, but not limited to: (1) the possibility that distributions from collateral assets will not be adequate to make interest or other payments; (2) the quality of the collateral may decline in value or default; (3) the possibility that the class of CLOs held by the fund is subordinate to other senior classes; and (4) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results. Additionally, changes in the collateral held by a CLOs may cause payments on the instruments the fund holds to be reduced, either temporarily or permanently. Structured investments, particularly the subordinated interests in which the fund invests, are less liquid than many other types of securities and may be more volatile than the assets underlying the CLOs the fund may target. In addition, CLOs and other structured credit investments may be subject to prepayment risk.

The fund is permitted to invest up to 5% of its assets directly in the common stock of junk bond issuers. This percentage will be in addition to any other common stock holdings acquired as part of warrants or “units”, so that the fund’s total common stock holdings could exceed 5% at a particular time. However, the fund currently intends to invest directly in common stocks (including those offered in an initial public offering) to gain sector exposure and when suitable junk bonds are not available for sale. The fund expects to sell the common stock promptly when suitable junk bonds are subsequently acquired.

The fund is permitted to invest up to 10% of the fund’s total assets in floating rate loans interest. Unlike publicly-traded common stocks which trade on national exchanges, there is no central market or exchange for loans to trade. Loans trade in an over-the-counter market, and confirmation and settlement, which are effected through standardized procedures and documentation, may take significantly longer than seven days to complete. The secondary market for floating rate loans interest also may be subject to irregular trading activity and wide bid/ask spreads. The lack of an active trading market for certain floating rate loans interest may impair the ability of the fund to realize full value in the event of the need to sell a floating rate loan interest and may make it difficult to value such loans. There may be less readily available, reliable information about certain floating rate loans interest than is the case for many other types of securities, and the fund’s portfolio managers may be required to rely primarily on their own evaluation of a borrower’s credit quality rather than on any available independent sources. The value of collateral, if any, securing a floating rate loan can decline, and may be insufficient to meet the issuer’s obligations in the event of non-payment of scheduled interest or principal or may be difficult to readily liquidate. In the event of the bankruptcy of a borrower, the fund could experience delays or limitations imposed by bankruptcy or other insolvency laws with respect to its ability to realize the benefits of the collateral securing a loan. The floating rate loans interest in which the fund invests typically will be below investment grade quality and, like other below investment grade securities, are inherently speculative. As a result, the risks associated with such floating

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

rate loans interest are similar to the risks of below investment grade securities, although senior loans are typically senior and secured in contrast to other below investment grade securities, which are often subordinated and unsecured. Floating rate loans interest may not be considered to be “securities” for purposes of the anti-fraud protections of the federal securities laws, including those with respect to the use of material non-public information, so that purchasers, such as the fund, may not have the benefit of these protections.

To the extent the fund invests in pooled investment vehicles, such as Exchanged Traded Funds (“ETF”) and other investment companies, the fund will be affected by the investment policies, practices and performance of such entities in direct proportion to the amount of assets the fund has invested therein. The risks of investing in other investment companies, including ETFs, typically reflect the risks associated with the types of instruments in which the investment companies invest. When the fund invests in an ETF or other investment company, shareholders of the fund will bear indirectly their proportionate share of the expenses of the ETF or other investment company (including management fees) in addition to the expenses of the fund. ETFs are exchange-traded investment companies that are, in many cases, designed to provide investment results corresponding to an index. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Additional risks of investments in ETFs include: (i) the market price of an ETF’s shares may trade at a discount to its net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading may be halted if the listing exchanges' officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts trading generally. The fund will incur brokerage costs when purchasing and selling shares of ETFs.

(f) Dividends and distributions to Shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from investment income-net are normally declared and paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Shareholders will have their distributions reinvested in additional shares of the fund, unless such shareholders elect to receive cash, at the lower of the market price or net asset value per share (but not less than 95% of the market price). If market price is equal to or exceeds net asset value, shares will be issued at net asset value. If net asset value exceeds market price, Computershare Inc., the transfer agent, will buy fund shares in the open market and reinvest those shares accordingly.

On September 25, 2020, the Board declared a cash dividend of $0.0215 per share from undistributed investment income-net, payable on October 26, 2020 to shareholders of record as of the close of business on October 09, 2020. The ex-dividend date was October 08, 2020.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended September 30, 2020, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended September 30, 2020, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended March 31, 2020 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

The fund has an unused capital loss carryover of $$48,067,487 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to March 31, 2020. The fund has $14,651,836 of short-term capital losses and $33,415,651 of long-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended March 31, 2020 was as follows: ordinary income $18,903,999. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 2—Borrowings:

The fund has a $125,000,000 Revolving Credit and Security Agreement (the “Agreement”). On November 18, 2020, the Agreement was amended: (i) to reduce the commitment amount to $100,000,000, and (ii) extend its term until November 30, 2020. Under the terms of the Agreement, the fund may borrow “Advances” (including Eurodollar Rate Advances), on a collateralized basis with certain fund assets used as collateral, which amounted to $241,789,155 as of September 30, 2020. The interest to be paid by the fund on such Advances is determined with reference to the principal amount of each Advance (and/or Eurodollar Rate Advance) outstanding from time to time. The fund also pays additional fees pursuant to the Agreement. During the period ended September 30, 2020, total fees pursuant to the Agreement amounted to $779,453 inclusive of $262,448 of interest expense and $517,005 of loan fees. These fees are included in Interest expense and loan fees in the Statement of Operations.

The average amount of borrowings outstanding under the Agreement during the period ended September 30, 2020 was $90,748,634 with a related weighted average annualized interest rate of .58% related to the Agreement.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management and administration agreement with the Adviser, the management and administration fee is computed at the annual rate of .75% of the value of the fund’s average weekly total assets minus the sum of accrued liabilities (other than the aggregate indebtedness constituting financial leverage) (the “Managed Assets”) and is payable monthly.

(b) The fund compensates The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of the Adviser, under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets and transaction activity. During the period ended September 30, 2020, the fund was charged $10,719 pursuant to the custody agreement.

The fund has an arrangement with the custodian whereby the fund will receive interest income or overdraft fees when cash balances are maintained. These fees, if any, are included in interest income in the Statement of Operations.

During the period ended September 30, 2020, the fund was charged $4,062 for services performed by the Chief Compliance Officer and his staff.

These fees are included in Chief Compliance Officer fees in the Statement of Operations.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fees of $197,230, custodian fees of $6,000 and Chief Compliance Officer fees of $2,046.

(c) Each Board member also serves as a Board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities and forward contracts, during the period ended September 30, 2020, amounted to $139,440,617 and $124,918,677, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its over-the-counter (“OTC”) derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination.

Each type of derivative instrument that was held by the fund during the period ended September 30, 2020 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. Forward Contracts open at September 30, 2020 are set forth in the Statement of Forward Foreign Currency Exchange Contracts.

The provisions of ASC Topic 210 “Disclosures about Offsetting Assets and Liabilities” require disclosure on the offsetting of financial assets and liabilities. These disclosures are required for certain investments, including derivative financial instruments subject to Master Agreements which are eligible for offsetting in the Statement of Assets and Liabilities and require the fund to disclose both gross and net information with respect to such investments. For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to Master Agreements in the Statement of Assets and Liabilities.

At September 30, 2020, derivative assets and liabilities (by type) on a gross basis are as follows:

Derivative Financial Instruments:	Assets ($)	Liabilities ($)
Forward contracts	-	(127,840)
Total gross amount of derivative
assets and liabilities in the
Statement of Assets and Liabilities	-	(127,840)
Derivatives not subject to
Master Agreements	-	-
Total gross amount of assets
and liabilities subject to
Master Agreements	-	(127,840)

The following table presents derivative liabilities net of amounts available for offsetting under Master Agreements and net of related collateral received or pledged, if any, as of September 30, 2020:

			Financial
			Instruments
			and Derivatives
	Gross Amount of		Available	Collateral	Net Amount of
Counterparty	Liabilities ($)	[1]	for Offset ($)	Pledged ($)	Liabilities ($)
Barclays Capital	(127,840)		-	-	(127,840)

[1] Absent a default event or early termination, OTC derivative assets and liabilities are presented at gross amounts and are not offset in the Statement of Assets and Liabilities.

The following summarizes the average market value of derivatives outstanding during the period ended September 30, 2020:

Average Market Value ($)
Forward contracts	12,814,979

At September 30, 2020, accumulated net unrealized appreciation on investments inclusive of derivative contracts was $5,679,005, consisting of $11,721,932 gross unrealized appreciation and $6,042,927 gross unrealized depreciation.

At September 30, 2020, the cost of investments inclusive of derivative contracts for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

ADDITIONAL INFORMATION (Unaudited)

Portfolio Holdings

The fund will disclose its complete schedule of portfolio holdings, as reported on a month-end basis, at www.bnymellonfundsim.com/us, under Products and Performance. The information will be posted with a one-month lag and will remain accessible until the fund files a report on Form N-PORT or Form N-CSR for the period that includes the date as of which the information was current.

PROXY RESULTS (Unaudited)

Holders of Beneficial Interest voted on the following proposal presented at the annual shareholders’ meeting held on August 11, 2020.

	Shares
	For	Authority Withheld
To elect three Class III Trustees: †
Joseph S. DiMartino	48,357,111	13,973,249
Andrew J. Donohue	48,372,022	13,958,338
Kenneth A Himmel	47,866,225	14,464,135

† The terms of these Class III Trustees expire in 2023.

This page intentionally left blank.

OFFICERS AND TRUSTEES
BNY Mellon High Yield Strategies Fund

240 Greenwich Street
New York, NY 10286

Trustees	Officers (continued)
Joseph S. DiMartino, Chairman	Assistant Treasurers (continued)
Francine J. Bovich	Robert Svagna
Andrew J. Donohue	Robert Salviolo
Kenneth A. Himmel
Stephen J. Lockwood	Chief Compliance Officer
Roslyn M. Watson	Joseph W. Connolly
Benaree Pratt Wiley
Portfolio Managers
Officers	Chris Barris
President	Kevin Cronk
Renee-Laroche-Morris	Leland Hart
Chief Legal Officer
Bennett A. MacDougall	Adviser
Vice President and Secretary	BNY Mellon Investment Adviser, Inc.
James Bitetto
Vice Presidents and Assistant Secretaries
Sonalee Cross	Custodian
Deirdre Cunnane	The Bank of New York Mellon
Sarah S. Kelleher	Counsel
Jeff Prusnofsky	K&L Gates LLP
Amanda Quinn	Transfer Agent,
Peter M. Sullivan	Dividend Disbursing Agent
Natalya Zelensky	Computershare Inc.
Vice President	Stock Exchange Listing
David DiPetrillo	NYSE Symbol: DHF
Treasurer	Initial SEC Effective Date
James Windels	4/23/98
Assistant Treasurers
Gavin C. Reilly
Robert S. Robol

The fund’s net asset value per share appears in the following publications: Barron’s, Closed-End Bond Funds section under the heading “Bond Funds” every Monday; The Wall Street Journal, Mutual Funds section under the heading “Closed-End Bond Funds” every Monday.

Notice is hereby given in accordance with Section 23(c) of the Act that the fund may purchase shares of its common stock in the open market when it can do so at prices below the then current net asset value per share.

For More Information

BNY Mellon High Yield Strategies Fund

240 Greenwich Street
New York, NY 10286

Adviser

BNY Mellon Investment Adviser, Inc.

240 Greenwich Street

New York, NY 10286

Custodian

The Bank of New York Mellon

240 Greenwich Street

New York, NY 10286

Transfer Agent &
Registrar

Computershare Inc.

480 Washington Boulevard

Jersey City, NJ 07310

Dividend Disbursing Agent

Computershare Inc.

P.O. Box 30170

College Station, TX 77842

Ticker Symbol: DHF

For more information about the fund, visit https://im.bnymellon.com/us/en/products/closed-end-funds.jsp. Here you will find the fund’s most recently available quarterly fact sheets and other information about the fund. The information posted on the fund’s website is subject to change without notice.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.bnymellonim.com/us and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

0430SA0920

Item 2.	Code of Ethics.
Not applicable.
Item 3.	Audit Committee Financial Expert.
Not applicable.
Item 4.	Principal Accountant Fees and Services.
Not applicable.
Item 5.	Audit Committee of Listed Registrants.
Not applicable.
Item 6.	Investments.

(a)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment
Companies.

Not applicable.
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated
Purchasers.
Not applicable.
Item 10.	Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures applicable to Item 10.
Item 11.	Controls and Procedures.
(a)	The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

The fund did not participate in a securities lending program during this period.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the
Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the
Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon High Yield Strategies Fund

By:	/s/ Renee LaRoche-Morris
Renee LaRoche-Morris
President (Principal Executive Officer)

Date:	November 23, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Renee LaRoche-Morris
Renee LaRoche-Morris
President (Principal Executive Officer)

Date:	November 23, 2020

By:	/s/ James Windels
James Windels
Treasurer (Principal Financial Officer)

Date:	November 23, 2020

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)